PURCHASE ADVANCES, NET - Additional Information (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
PURCHASE ADVANCES, NET
Provision For Advances on Purchases	$ 6,436	¥ 45,500	¥ 191,472	¥ 62,556